Intangible Assets - Details Information About Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,431	$ 1,343	$ 1,041
Change in scope			0
Additions to intangible assets	117	141	652
Disposal of intangible assets	(7)		(74)
Depreciation expense	(217)	(231)	(226)
Translation adjustments	(61)	178	(49)
Ending balance	1,268	1,431	1,343
Gross value at end of period	3,146	3,190	2,675
Accumulated depreciation and impairment at end of period	(1,878)	(1,759)	1,332
Software and Patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	811	924	1,041
Change in scope			0
Additions to intangible assets	14	6	212
Disposal of intangible assets	(7)		(74)
Depreciation expense	(217)	(231)	(226)
Translation adjustments	(30)	112	(28)
Ending balance	577	811	924
Gross value at end of period	2,454	2,571	2,256
Accumulated depreciation and impairment at end of period	(1,878)	(1,759)	1,332
Assets Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	619	419
Change in scope			0
Additions to intangible assets	103	135	439
Translation adjustments	(31)	66	(21)
Ending balance	691	619	419
Gross value at end of period	$ 691	$ 517	$ 419